Employee Benefits, Components of Net Periodic Benefit Cost (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	$ 775	$ 1,079	$ (20)
Total recognized in other comprehensive income	631	980	(124)
Pension Benefits Qualified [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	3	6	5
Interest cost	514	520	554
Expected return on plan assets	(652)	(759)	(717)
Amortization of net actuarial loss	131	86	105
Amortization of prior service credit	0	0	0
Settlement loss	2	4	0
Curtailment loss (gain)	0	0	3
Net periodic benefit cost (income)	(2)	(143)	(50)
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	758	1,120	(59)
Amortization of net actuarial loss	(131)	(86)	(105)
Prior service cost	(2)	0	2
Amortization of prior service cost	0	0	0
Translation adjustments	0	(1)	0
Total recognized in other comprehensive income	624	1,026	(165)
Total recognized in net periodic benefit cost and other comprehensive income	622	883	(215)
Pension Benefits Qualified [Member] | Settlement [Member]
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Settlement and Curtailment	(1)	(4)	0
Pension Benefits Qualified [Member] | Curtailment [Member]
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Settlement and Curtailment	0	(3)	(3)
Pension Benefits Nonqualified [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	0	1	0
Interest cost	32	34	37
Expected return on plan assets	0	0	0
Amortization of net actuarial loss	10	6	3
Amortization of prior service credit	0	0	0
Settlement loss	5	3	0
Curtailment loss (gain)	0	0	0
Net periodic benefit cost (income)	47	44	40
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	62	33	46
Amortization of net actuarial loss	(10)	(6)	(3)
Prior service cost	0	0	0
Amortization of prior service cost	0	0	0
Translation adjustments	0	0	0
Total recognized in other comprehensive income	47	24	43
Total recognized in net periodic benefit cost and other comprehensive income	94	68	83
Pension Benefits Nonqualified [Member] | Settlement [Member]
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Settlement and Curtailment	(5)	(3)	0
Pension Benefits Nonqualified [Member] | Curtailment [Member]
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Settlement and Curtailment	0	0	0
Other benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	11	13	13
Interest cost	60	71	78
Expected return on plan assets	(36)	(41)	(29)
Amortization of net actuarial loss	0	0	1
Amortization of prior service credit	(2)	(3)	(4)
Settlement loss	0	0	0
Curtailment loss (gain)	(3)	0	(4)
Net periodic benefit cost (income)	30	40	55
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Net actuarial loss (gain)	(42)	(74)	(9)
Amortization of net actuarial loss	0	0	(1)
Prior service cost	0	0	0
Amortization of prior service cost	2	3	4
Translation adjustments	0	0	0
Total recognized in other comprehensive income	(40)	(71)	(2)
Total recognized in net periodic benefit cost and other comprehensive income	(10)	(31)	53
Other benefits [Member] | Settlement [Member]
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Settlement and Curtailment	0	0	0
Other benefits [Member] | Curtailment [Member]
Other Changes In Plan Assets And Benefit Obligations Recognized In Other Comprehensive Income [Abstract]
Settlement and Curtailment	$ 0	$ 0	$ 4